Consolidated Condensed Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,222,445	$ 894,773
Inventory	1,638,038	0
Prepaid inventory	1,074,403	0
Other current assets	182,077	120,631
Total current assets	5,116,963	1,015,404
Non-current assets:
Property and equipment, net	912	1,254
Deferred offering costs	0	512,758
Operating lease right-of-use assets	356,965	0
Goodwill and intangible assets	19,666,087	0
Other non-current assets	59,426	0
Total non-current assets	20,083,390	514,012
Total assets	25,200,353	1,529,416
Current liabilities
Accounts payable and accrued expenses	786,598	114,497
Operating lease liabilities	62,482	0
Deferred revenue	82,120	0
Total current liabilities	931,200	114,497
Long-term liabilities
Promissory note	4,000,000	0
Operating lease liabilities – long term	297,332	0
Total liabilities	5,228,532	114,497
Commitments and contingencies (See note 12)
Stockholders’ equity:
Series B preferred stock - $0.01 par value, 10,000,000 authorized and 50 and 190 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively	1	2
Common stock - $0.01 par value, 500,000,000 authorized and 10,411,240 and 3,217,255 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively	104,113	32,173
Additional paid in capital	26,518,993	5,315,790
Accumulated deficit	(6,651,286)	(3,933,046)
Total stockholders’ equity	19,971,821	1,414,919
Total liabilities and stockholders’ equity	$ 25,200,353	$ 1,529,416